ETF OPPORTUNITIES TRUST

Tuttle Capital Daily 2X Inverse Regional Banks ETF (SKRE)
(the “Fund”)
Supplement dated September 29, 2026
To the Prospectus, Statement of Additional Information (“SAI”), and Summary Prospectus
dated December 31, 2025
(as may be supplemented from time to time)

Effective October 13, 2026, the Fund’s shares will be dual listed on The Nasdaq Stock Market LLC (“Nasdaq”) and Nasdaq Texas, LLC (“Nasdaq Texas”). Accordingly, effective October 13, 2026, all references in the Fund’s Prospectus, SAI, and Summary Prospectus to the Fund’s shares being listed on Nasdaq are hereby revised to reflect that the Fund’s shares are listed on both Nasdaq and Nasdaq Texas.
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If you have questions or need assistance, please contact your financial advisor directly or the Funds toll-free at 833-759-6110.

This Supplement and the Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Funds toll-free at 833-759-6110.